SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Sep. 22, 2019	Mar. 26, 2013	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Nov. 19, 2018	Feb. 14, 2018	Apr. 20, 2016	Nov. 13, 2015
SHARE-BASED COMPENSATION
Exercise prices	$ 1.03
Share-based Payment Arrangement, Plan Modification, Incremental Cost	$ 4.1
Incremental cost related to vested option	2.1
Incremental cost related to unvested option	$ 2.0
Minimum
SHARE-BASED COMPENSATION
Threshold Exercise Price	$ 1.03
Maximum
SHARE-BASED COMPENSATION
Threshold Exercise Price	$ 3.00
Outstanding weighted average stock options
SHARE-BASED COMPENSATION
Service period (in years)		4 years
Expiration period (in years)		3 months
Granted (in shares)			2,175,300	6,700,665	4,247,500	25,224,000
Outstanding weighted average stock options | 2013 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued		34,275,990							65,000,000	40,942,650
Vesting percentage		25.00%
Outstanding weighted average stock options | 2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued								87,742,890
Outstanding weighted average stock options | 2018 Second Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued							102,040,053